SCHEDULE OF SUPPLEMENTAL CASH FLOWS INFORMATION RELATED TO LEASES (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Leases
Operating cash flows from operating leases	$ (7,128)	¥ (49,166)	¥ (95,003)
Operating leases